Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(1)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands) ($)(8)	Adjusted Pre-Tax Earnings (in thousands) ($)(9)
					Total Shareholder Return(6) ($)	Peer Group Total Shareholder Return ($)(7)
2023	13,457,143	21,778,600	6,966,806	10,953,344	227.21	264.36	349,195	529,018
2022	7,615,068	2,424,401	4,452,858	2,345,145	119.32	146.86	582,409	817,300
2021	7,496,282	16,966,496	3,863,092	7,632,348	179.01	188.07	469,267	700,910
2020	6,855,660	7,683,811	3,234,075	3,493,839	110.72	123.63	282,207	373,377

Company Selected Measure Name	Adjusted Pre-Tax Earnings
Named Executive Officers, Footnote	For each of the years presented, our principal executive officer (“PEO”) is Douglas F. Bauer, Chief Executive Officer, and our remaining NEOs are Thomas J. Mitchell, President and Chief Operating Officer; Glenn J. Keeler, Chief Financial Officer and Chief Accounting Officer; and David C. Lee, Vice President, General Counsel and Secretary.
Peer Group Issuers, Footnote	The peer group used is the Dow Jones U.S. Home Construction Index, which is the same peer group used for purposes of Section 201(e) of Regulation S-K in our Annual Report on Form 10-K for the year ended December 31, 2023.
PEO Total Compensation Amount	$ 13,457,143	$ 7,615,068	$ 7,496,282	$ 6,855,660
PEO Actually Paid Compensation Amount	$ 21,778,600	2,424,401	16,966,496	7,683,811
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Bauer, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the actual amount of compensation earned by or paid to Mr. Bauer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, we made the following adjustments to Mr. Bauer’s total compensation for each year to determine the “compensation actually paid”:

Year	Summary Compensation Table Total for PEO ($)	Minus Reported Value of Equity Awards ($)(a)	Plus Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2023	13,457,143	9,099,953	17,421,410	21,778,600
2022	7,615,068	3,629,986	(1,560,681)	2,424,401
2021	7,496,282	3,324,722	12,794,936	16,966,496
2020	6,855,660	2,837,015	3,665,166	7,683,811
The grant date fair value of equity awards in this column represents the total of the amounts, if any, reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.The equity award adjustments for each applicable year include the addition or subtraction, as applicable, of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date of such awards; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction in an amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant; provided, that for purposes of this table, for performance-based awards that may be earned on the basis of a performance-based condition over the course of a three-year performance period, (a) the fair value as of the end of the first year of the performance period assumes target performance under the applicable award; (b) the fair value as of the end of the second year of the performance period is based on a probable outcome assessment of performance through the first two years of the performance period under the applicable award, with an assumed performance of no less than threshold; and (c) the fair value as of the end of the third year of the performance period is based on actual performance results under the applicable award. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	10,870,951	5,581,370	—	969,090	—	—	17,421,410
2022	3,122,321	(2,444,903)	—	(2,238,098)	—	—	(1,560,681)
2021	5,259,754	7,336,410	—	198,772	—	—	12,794,936
2020	2,596,560	1,307,074	—	155,673	(394,141)	—	3,665,166

Non-PEO NEO Average Total Compensation Amount	$ 6,966,806	4,452,858	3,863,092	3,234,075
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,953,344	2,345,145	7,632,348	3,493,839
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column are averages of the amounts of total compensation reported for Messrs. Mitchell, Keeler and Lee for each corresponding year in the “Total” column of the applicable Summary Compensation Table for such NEOs.The dollar amounts reported in this column represent the amount of “compensation actually paid” to Messrs. Mitchell, Keeler and Lee as a group, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the actual amount of compensation earned by or paid to Messrs. Mitchell, Keeler and Lee, respectively, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, we made the following adjustments to the average total compensation of such NEOs as a group for each year to determine the “compensation actually paid”, using the same methodology described in footnote 3 above:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Minus Average Reported Value of Equity Awards ($)(a)	Plus Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	6,966,806	4,166,586	8,153,124	10,953,344
2022	4,452,858	1,880,102	(227,611)	2,345,145
2021	3,863,092	1,549,868	5,319,124	7,632,348
2020	3,234,075	1,220,534	1,480,298	3,493,839
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year-over-Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	5,092,502	2,628,411	—	432,210	—	—	8,153,124
2022	1,619,886	(1,065,695)	—	(781,801)	—	—	(227,611)
2021	2,447,987	2,795,286	—	75,851	—	—	5,319,124
2020	1,117,799	433,730	—	55,096	(126,327)	—	1,480,298

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Adjusted Pre-Tax Earnings •Adjusted Revenue •Relative TSR (our TSR as compared to a peer group established by the Compensation Committee)
Total Shareholder Return Amount	$ 227.21	119.32	179.01	110.72
Peer Group Total Shareholder Return Amount	264.36	146.86	188.07	123.63
Net Income (Loss)	$ 349,195,000	$ 582,409,000	$ 469,267,000	$ 282,207,000
Company Selected Measure Amount	529,018,000	817,300,000	700,910,000	373,377,000
PEO Name	Douglas F. Bauer
Additional 402(v) Disclosure	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Bauer for each corresponding year in the “Total” column of the applicable Summary Compensation Table.TSR is calculated by dividing (i) the sum of (a) the cumulative amount of cash dividends for the measurement period, assuming dividend reinvestment, and (b) the difference between our stock price at the end and the beginning of the measurement period by (ii) our stock price at the beginning of the measurement period, as equitably adjusted to reflect stock dividends, stock splits, reverse stock splits, recapitalizations, spin-offs and other corporate changes having similar effect.Represents reported net income for each year indicated, calculated in accordance with GAAP.
As described in more detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a pay for performance culture. While we utilize several performance measures to align executive compensation with our performance, we have not presented all of such measures in the Pay Versus Performance table. Additionally, while we generally seek to incentivize long-term performance, we do not specifically align our performance measures with compensation that is actually paid, as computed in accordance with Item 402(v) of Regulation S-K, for a particular year.

The following graphs demonstrate, for the four-year period presented, the relationship between our cumulative TSR and the cumulative TSR of our peer group, as well as the relationship between the amount of “compensation actually paid” to Mr. Bauer and our NEOs as a group (excluding Mr. Bauer) and our (i) cumulative TSR, (ii) net income and (iii) adjusted pre-tax earnings, respectively. The amount of “compensation actually paid” to Mr. Bauer and our NEOs as a group (excluding Mr. Bauer) is generally consistent with our cumulative TSR over the four-year period presented in the table due to the fact that a significant portion of the “compensation actually paid” to each of our NEOs is comprised of time- and performance-based equity awards. Additionally, the amount of “compensation actually paid” to Mr. Bauer and our NEOs as a group (excluding Mr. Bauer) is generally consistent with our net income and adjusted pre-tax earnings for the first, second and fourth of the four years presented in the table. The lack of correlation between “compensation actually paid”, in each case, and both net income and adjusted pre-tax earnings for the third year presented in the table is largely due to a decline in the fair value of certain equity awards year-over-year, which is largely attributable to a material decline in the market value of our stock compared to the end of 2021, notwithstanding an increase in both net income and adjusted pre-tax earnings for 2022 compared to the prior year.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Earnings
Non-GAAP Measure Description
Adjusted pre-tax earnings is defined as income before income taxes, as reported in our consolidated financial statements for the applicable periods, adjusted to exclude (for 2021 and subsequent periods) the impact of consolidated bonus expense, land-related charges and impairments, and debt refinancing or extinguishment, and (for all periods) changes in applicable accounting standards, net income attributed to non-controlling interests, and any unusual or nonrecurring events affecting us or our financial statements that the Compensation Committee deems appropriate in its sole discretion. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted pre-tax earnings is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) that we use to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Adjustment, Minus Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,099,953	$ 3,629,986	$ 3,324,722	$ 2,837,015
PEO | Adjustment, Plus Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,421,410	(1,560,681)	12,794,936	3,665,166
PEO | Adjustment, Year-End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	10,870,951	3,122,321	5,259,754	2,596,560
PEO | Adjustment, Year-Over-Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	5,581,370	(2,444,903)	7,336,410	1,307,074
PEO | Adjustment, Fair Value As Of Vesting Date of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Adjustment, Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested in the Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	969,090	(2,238,098)	198,772	155,673
PEO | Adjustment, Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	(394,141)
PEO | Adjustment, Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Adjustment, Minus Average Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,166,586	1,880,102	1,549,868	1,220,534
Non-PEO NEO | Adjustment, Plus Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,153,124	(227,611)	5,319,124	1,480,298
Non-PEO NEO | Adjustment, Average Year-End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	5,092,502	1,619,886	2,447,987	1,117,799
Non-PEO NEO | Adjustment, Year-Over-Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,628,411	(1,065,695)	2,795,286	433,730
Non-PEO NEO | Adjustment, Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Adjustment, Year-Over-Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	432,210	(781,801)	75,851	55,096
Non-PEO NEO | Adjustment, Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	(126,327)
Non-PEO NEO | Adjustment, Average Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0	$ 0